Equity - Distribution of Profit - Dividends Paid (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	May 21, 2021	Dec. 31, 2022	Dec. 31, 2021
Equity
Interim dividends paid		€ 0	€ 0
Dividends paid			€ 250,134
Class A, Ordinary shares [Member]
Equity
Dividends paid as percentage of par value			146.00%
Dividends paid per share			€ 0.36
Dividends paid			€ 154,005
Dividend approved (in Euros per share)			€ 0.36
Class B, Preference shares [Member]
Equity
Dividends paid per share	€ 0.01
Dividend approved (in Euros per share)	0.01
Preference shares, no preferred dividend
Equity
Dividends paid as percentage of par value			729.00%
Dividends paid per share			€ 0.36
Dividends paid			€ 93,515
Dividend approved (in Euros per share)			€ 0.36
Preference shares, preferred dividend
Equity
Dividends paid as percentage of par value			20.00%
Dividends paid per share			€ 0.01
Dividends paid			€ 2,614
Dividend approved (in Euros per share)			€ 0.01
Class A and Class B shares [Member]
Equity
Dividends paid per share	€ 0.36
Dividends paid	€ 247,520
Dividend approved (in Euros per share)	€ 0.36